ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Derivative assets	$69	$164
Accounts receivable(1) - net of expected credit loss of $120 million (December 31, 2020 - $114 million)	565	753
Restricted cash and deposits	322	292
Prepaid expenses	276	330
Other current assets	465	332
Total accounts receivable and other	$1,697	$1,871
(1)See Note 30, Related Parties, for further discussion

With respect to accounts receivable, the partnership recorded a $25 million (2020 - $37 million) loss allowance in commercial property operating expenses for the six months ended June 30, 2021. As of June 30, 2021, office rent collections have returned to pre-pandemic levels and the partnership has collected 89% of second quarter retail rents. While working to preserve profitability and cash flow, the partnership is also working with its tenants regarding requests for lease concessions and other forms of assistance, predominantly within the Core Retail segment. As of June 30, 2021, in response to the COVID-19 pandemic, the partnership granted rent deferrals of 1% and rent abatements of 3% of 2021 retail rent. The rent abatements granted were considered lease modification and will be recognized prospectively over the remaining lease terms from the period the rent was abated. While the partnership anticipates that it may grant further rent concessions, such as the deferral or abatement of lease payments, such rent concession requests are evaluated on a case-by-case basis. Where tenants are expected to be able to meet their lease obligations after concessions have been granted, the allowance for expected credit losses includes only the portion of the expected abatements that is deemed attributable to the current period, considering the weighted average remaining lease terms. Not all requests for rent relief will be granted as the partnership does not intend to forgo its legally enforceable contractual rights that exist under its lease agreements.